Cover	Aug. 18, 2021
Cover [Abstract]
Entity Registrant Name	REKOR SYSTEMS, INC.
Entity Central Index Key	0001697851
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 18, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38338
Entity Tax Identification Number	81-5266334
Entity Address Address Line 1	7172 Columbia Gateway Drive
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Columbia
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21046
City Area Code	410
Local Phone Number	762-0800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	REKR
Security Exchange Name	NASDAQ
Amendment Description	On August 19, 2021, Rekor Systems, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”), as amended by Amendment No. 1 to the Original 8-K (“Amendment No. 1”), disclosing, among other things, that on August 18, 2021, Rekor completed the transaction contemplated by the share purchase agreement (the “Purchase Agreement”) by and among the Company, Waycare Technologies Ltd. (“Waycare”), the sellers of Waycare named in the Purchase Agreement (the “Sellers”), and Shareholder Representative Services LLC, solely in its capacity as the representative of the Sellers, pursuant to which the Company acquired 100% of the issued and outstanding capital stock of Waycare from the Sellers. This second amendment to the Original 8-K (“Amendment No. 2”) is being filed for the purpose of satisfying the Company’s undertaking to file the financial statements and pro forma financial information required by Item 9.01 of Form 8-K, and this Amendment No. 2 should be read in conjunction with the Original 8-K, as amended by Amendment No. 1. Except as set forth herein, no modifications have been made to information contained in the Original 8-K and Amendment No. 1, and the Company has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K.